                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                              CASH MANAGEMENT CLASS

                          Supplement dated May 29, 2002
     to the Prospectus dated January 2, 2002, as supplemented March 5, 2002


The following paragraph is added after the first paragraph under the heading "OTHER INFORMATION-SUITABILITY FOR INVESTORS" on page 4 of the Prospectus:

"Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7),107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                               INSTITUTIONAL CLASS

                          Supplement dated May 29, 2002
     to the Prospectus dated January 2, 2002, as supplemented March 5, 2002


The following paragraph is added after the first paragraph under the heading "OTHER INFORMATION-SUITABILITY FOR INVESTORS" on page 4 of the Prospectus:

"Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7),107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                            PERSONAL INVESTMENT CLASS

                          Supplement dated May 29, 2002
     to the Prospectus dated January 2, 2002, as supplemented March 5, 2002


The following paragraph is added after the first paragraph under the heading "OTHER INFORMATION-SUITABILITY FOR INVESTORS" on page 4 of the Prospectus:

"Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7),107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                          Supplement dated May 29, 2002
     to the Prospectus dated January 2, 2002, as supplemented March 5, 2002


The following paragraph is added after the first paragraph under the heading "OTHER INFORMATION-SUITABILITY FOR INVESTORS" on page 4 of the Prospectus:

"Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7),107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                                  RESERVE CLASS

                          Supplement dated May 29, 2002
     to the Prospectus dated January 2, 2002, as supplemented March 5, 2002


The following paragraph is added after the first paragraph under the heading "OTHER INFORMATION-SUITABILITY FOR INVESTORS" on page 4 of the Prospectus:

"Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7),107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                                 RESOURCE CLASS

                          Supplement dated May 29, 2002
     to the Prospectus dated January 2, 2002, as supplemented March 5, 2002


The following paragraph is added after the first paragraph under the heading "OTHER INFORMATION-SUITABILITY FOR INVESTORS" on page 4 of the Prospectus:

"Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7),107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                                   SWEEP CLASS

                          Supplement dated May 29, 2002
     to the Prospectus dated January 2, 2002, as supplemented March 5, 2002


The following paragraph is added after the first paragraph under the heading "OTHER INFORMATION-SUITABILITY FOR INVESTORS" on page 4 of the Prospectus:

"Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for fed erally chartered credit unions pursuant to Sections
107(7),107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155."